TRADE RECEIVABLES - Disclosure of trade receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 5,501	$ 1,810
Wholesales and pharmacies [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 5,501	$ 1,810